INCOME TAXES - Reconciliation of the statutory federal income tax rate to the effective rate reported in the Company's consolidated financial statements (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory rate			21.00%	21.00%
State income taxes, net of federal income taxes			8.40%	7.70%
Change in valuation allowance			0.80%	(71.10%)
Current year tax credits			(4.70%)	(2.30%)
Difference between foreign and federal tax rate			2.80%	2.00%
Permanent items			5.20%	2.80%
Reserve for uncertain tax positions				1.30%
Other			0.50%	0.70%
Effective tax rate	37.20%	32.50%	34.00%	(37.90%)